YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for the Dreyfus Variable Investment Fund -- Money Market Portfolio for the 12-month period ended December 31, 1998. For the period, your Portfolio produced a yield of 5.01% and, after taking into account the effect of compounding, the effective yield was 5.12%.*

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. Later in the year there was a modest increase in rates. One of its effects was to change the yield curve from one that had been negative to a positive, sloping structure. In this normal configuration, longer-term yields exceeded those of the shorter-term instruments.

  A flight to safety by global investors was the force that drove down longer-term U.S. yields last fall. In recent weeks, investors appear to have become more confident about the economic outlook. One factor has been the rise in interest rates in Japan, which brought about some repatriation of investment funds to that country. In addition, the introduction of the Euro currency at the start of the new year, which was well received, put some downward pressure on the U.S. dollar.

Investor fears of worldwide financial turmoil seemed to have receded recently. Currently, prices and rates in the money market appear to be reacting more to underlying economic forces than to such market psychology factors. This, of course, can be constructive for investors in short-term money market instruments.

The fact that the Federal Reserve Open Market Committee lowered interest rates three times between late September and year-end seems to have been a strong confidence-building factor in the markets. Currently, we expect the Fed to remain in a "wait and see" mode for a while.

  During the reporting period, we lengthened the average portfolio maturity, as we deemed appropriate in order to take advantage of possible declining interest rates. We will continue to monitor the market, including interest rates, in seeking investment opportunities for the Portfolio.

               Sincerely,



               [Patricia A. Larkin signature]


               Patricia A. Larkin

               Senior Portfolio Manager

January 13, 1999

New York, N.Y.

* Effective yield is based upon dividends declared daily and reinvested monthly. The Portfolio's performance does not reflect the deduction of additional charges imposed in connection with investing in variable annuity contracts and variable life insurance policies.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                Principal

Negotiable Bank Certificates of Deposit--12.9%                                                    Amount              Value
-----------------------------------------------------                                          ____________        ____________
Branch Bank & Trust Co.
   5.04%, 1/10/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  2,500,000        $  2,499,262

Credit Suisse First Boston ( Yankee )
   4.86%, 4/14/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,000,000

Lasalle National Bank
   5.67%, 4/13/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,000,000

Societe Generale
   4.88%, 2/23/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,999,830

                                                                                                                   ____________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
   (cost $11,499,092)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $11,499,092

                                                                                                                   ____________

Commercial Paper--47.8%
-----------------------------------------------------


Bear Stearns Companies, Inc.
   5.67%, 1/14/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  3,000,000        $  2,994,042

Canadian Imperial Holdings
   5.04%, 6/28/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,927,094

Ciesco L.P.
   5.24%, 2/3/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000           3,980,897

Countrywide Home Loans
   5.43%, 1/19/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,991,900

FINOVA Capital Corp.
   5.27%-5.34%, 1/14/99-3/19/99  . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000           3,965,055

General Electric Capital Corp.
   5.01%, 6/9/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,935,208

General Electric Capital Services Inc.
   5.01%, 6/9/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,935,208

Goldman Sachs Group L.P.
   5.14%, 4/20/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,954,583

Hertz Corp.
   5.29%, 1/27/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000           3,984,862

Merrill Lynch & Co. Inc.
   5.06%, 1/14/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,994,583

Morgan (J.P.) & Co.
   5.04%, 4/16/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,000,000           3,942,133

Paine Webber Group Inc.
   5.71%, 1/7/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,997,200

Swedbank Inc.
   5.08%, 4/14/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,957,513

                                                                                                                   ____________

TOTAL COMMERCIAL PAPER
   (cost $42,560,278)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $42,560,278

                                                                                                                   ____________


DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                Principal

Corporate Notes--14.7%                                                                            Amount              Value
-----------------------------------------------------                                          ____________        ____________

CIT Group Holdings Inc.
   4.87%, 9/21/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  3,000,000        $  2,999,367

Heller Financial Inc.
   5.05%-5.36%, 4/13/99-11/1/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . .            4,050,000           4,070,529

IBM Credit Corp.
   4.85%, 6/18/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,999,191

Salomon Smith Barney Holdings, Inc.
   5.00%, 10/28/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,000,000

                                                                                                                   ____________

TOTAL CORPORATE NOTES
   (cost $13,069,087)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $13,069,087

                                                                                                                   ____________


Short-Term Bank Notes--16.6%
-----------------------------------------------------


Bankers Trust N.Y. Corp.
   4.90%, 3/19/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  1,000,000       $     999,917

Bank of America FSB
   5.03%, 6/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,058,496

Citigroup
   5.16%, 4/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,000,000           2,019,878

First Union National Bank
   5.21%, 9/24/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           3,000,000

Key Bank N.A.
   4.87%, 2/24/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,000,000           2,999,698

Norwest Corp.
   5.09%, 10/15/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,685,000           2,731,354

                                                                                                                   ____________

TOTAL SHORT-TERM BANK NOTES
   (cost $14,809,343)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $14,809,343

                                                                                                                   ____________


Time Deposits--4.5%
-----------------------------------------------------

Westdeutsche Landesbank Girozentrale (Grand Cayman)

   5.25%, 1/4/99
   (cost $4,000,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  4,000,000        $  4,000,000

                                                                                                                   ____________


DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                        Principal

Repurchase Agreements--3.3%                              Amount       Value
-----------------------------------------------------                                           ____________       ____________

SBC Warburg Dillon Read Inc.

  4.25%, dated 12/31/98, due 1/4/99 in the amount

  of $2,940,388 (fully collateralized by

  $3,058,000 U.S. Treasury Bills, due 6/3/99,

  value $3,000,049)

   (cost $2,939,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  2,939,000        $  2,939,000

                                                                                                                   ____________


TOTAL INVESTMENTS
   (cost $88,876,800)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                99.8%         $88,876,800

                                                                                                    _______        ____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .2%       $     147,906
                                                                                                    _______        ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               100.0%         $89,024,706
                                                                                                    _______        ____________

Notes to Statement of Investment:
-----------------------------------------------------------------------------

(a)  Variable interest rate--subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                   Cost              Value
                                                                                              _______________    ______________
ASSETS:         Investments in securities--See Statement

                             of Investments--Note 1(b) . . . . . . . . . . . . . . . . . .        $88,876,800       $88,876,800

                           Interest receivable . . . . . . . . . . . . . . . . . . . . . .                              429,750

                           Prepaid expenses and other assets . . . . . . . . . . . . . . .                                2,080

                                                                                                                   ____________

                                                                                                                     89,308,630

                                                                                                                   ____________

LIABILITIES:               Due to The Dreyfus Corporation and affiliates . . . . . . . . .                               37,706

                           Cash overdraft due to Custodian . . . . . . . . . . . . . . . .                               48,395

                           Payable for shares of Beneficial Interest redeemed  . . . . . .                              181,753

                           Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . .                               16,070

                                                                                                                   ____________

                                                                                                                        283,924

                                                                                                                   ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $89,024,706

                                                                                                                   ____________


REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                          $89,028,815

                           Accumulated net realized gain (loss) on investments . . . . . .                              (4,109)

                                                                                                                   ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $89,024,706
                                                                                                                   ____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                           89,028,815

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00
                                                                                                                         ______



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME                     Interest Income . . . . . . . . . . . . . . . . . . . . . . . .                           $4,141,842

EXPENSES:                  Investment advisory fee--Note 2(a)  . . . . . . . . . . . . . .         $  371,422

                           Professional fees . . . . . . . . . . . . . . . . . . . . . . .             16,991

                           Prospectus and shareholders' reports  . . . . . . . . . . . .               12,202

                           Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . .              8,080

                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .              6,738

                           Trustees' fees and expenses--Note 2(b)  . . . . . . . . . . .                1,370

                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .                715

                                                                                                 ____________

                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .                              417,518

                                                                                                                   ____________



INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,724,324

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                               (2,038)

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                             $3,722,286

                                                                                                                   ____________






                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended             Year Ended

                                                                                     December 31, 1998      December 31, 1997
                                                                                     __________________     __________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   3,724,324          $   3,093,574

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .               (2,038)                (1,289)

                                                                                         ____________           ____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . .            3,722,286              3,092,285

                                                                                         ____________           ____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,724,324)            (3,093,574)

                                                                                         ____________           ____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .           98,705,448             62,971,700

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,724,324              3,093,574

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .          (78,031,019)           (57,622,106)

                                                                                         ____________           ____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . .           24,398,753              8,443,168

                                                                                         ____________           ____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .           24,396,715              8,441,879

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           64,627,991             56,186,112

                                                                                         ____________           ____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 89,024,706           $ 64,627,991

                                                                                         ____________           ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.


                                                                                        Year Ended December 31,
                                                                       ______________________________________________________

PER SHARE DATA:                                                     1998         1997         1996         1995         1994

                                                                   _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . . . . . . .       $  1.00      $  !.00      $  1.00       $  1.00      $  1.00
                                                                   _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .          .050         .050         .050          .055        .043
                                                                   _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.050)       (.050)       (.050)        (.055)       (.043)
                                                                   _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          5.12%        5.19%        5.10%         5.66%        4.37%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .56%         .61%         .62%          .62%          --

   Ratio of net investment income to average net assets  . .          5.01%        5.08%        4.96%         5.51%        4.62%

   Decrease reflected in above expense ratios due to
       undertakings by The Dreyfus Corporation . . . . . . .            --           --           --           .03%         .88%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $89,025      $64,628      $56,186       $45,249      $34,728









                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

NOTES    TO    FINANCIAL    STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Variable Investment Fund (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company, operating as a series company currently offering thirteen series, including the Money Market Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Series is a diversified portfolio. The Series' investment objective is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Dreyfus") serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

   It is the Series' policy to maintain a continuous net asset value per share of $1.00; the Series has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

   The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Series' investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Series received net earnings credits of $5,637 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Series may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Series' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Series maintains its right to sell the underlying seurities at market value and may claim any resulting loss against the seller.

   (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Series to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the Series not to distribute such gain.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (E) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Series has an unused capital loss carryover of approximately $3,550 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. The carryover does not include net realized securities losses from November 1, 1998 through December 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, $850 of the carryover expires in fiscal 2004, $1,300 expires in fiscal 2005 and $1,400 expires in fiscal 2006.

NOTE 2--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .50 of 1% of the value of the Series' average daily net assets and is payable monthly.

   The Series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Series. During the period ended December 31, 1998, the Series was charged $86 pursuant to the transfer agency agreement.

   (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO

   We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Money Market Portfolio (one of the Series constituting the Dreyfus Variable Investment Fund) as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Money Market Portfolio at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.




New York, New York

February 4, 1999



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                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS VARIABLE INVESTMENT FUND,

MONEY MARKET PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940


Printed in U.S.A.                                             117AR9812

Variable

Investment Fund,

MONEY MARKET

PORTFOLIO

Annual Report

December 31, 1998